Long-Term Debt - Components of Long-Term Debt (Details) $ in Thousands, € in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Debt Instrument [Line Items]
Total principal	$ 1,394,856		$ 1,481,936
Unamortized discount and debt issuance costs	(15,214)		(9,723)
Total debt	1,379,642		1,472,213
Less current portion	(156,064)		(250,508)
Long-term debt	1,223,578		1,221,705
U.S. Dollar-denominated Revolving Credit Facilities due from 2022 to 2023
Debt Instrument [Line Items]
Total principal	165,000		100,000
Norwegian Krone-denominated Bonds due from 2023 to 2026
Debt Instrument [Line Items]
Total principal	323,193		355,514
Euro-denominated Term Loans due from 2023 to 2024
Debt Instrument [Line Items]
Total principal	115,400	€ 101.5	152,700	€ 125.0
Secured Debt
Debt Instrument [Line Items]
Total principal			873,700
US Dollar Denominated Term Loans Due through Two Thousand Thirty
Debt Instrument [Line Items]
Total principal	$ 791,271		$ 873,712